Results for the year	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Results for the year	Results for the yearNet sales and rebates

Gross-to-net sales reconciliation
DKK million	2020	2019	2018
Gross sales	298,187	270,431	230,701
US Managed Care and Medicare	(96,716)	(84,202)	(65,207)
US wholesaler charge-backs	(37,036)	(33,772)	(29,469)
US Medicaid rebates	(17,307)	(14,365)	(11,950)
Other US discounts and sales returns	(10,867)	(8,280)	(6,606)
Non-US rebates, discounts and sales returns	(9,315)	(7,791)	(5,638)
Total gross-to-net sales adjustments	(171,241)	(148,410)	(118,870)
Net sales	126,946	122,021	111,831

Provisions for sales rebates
DKK million	2020	2019	2018
At the beginning of the year	30,878	25,760	20,374
Additional provisions, including increases to existing provisions	111,921	102,782	82,631
Amount paid during the year	(106,116)	(98,655)	(78,647)
Adjustments, including unused amounts reversed during the year	166	381	386
Effect of exchange rate adjustment	(2,797)	610	1,016
At the end of the year	34,052	30,878	25,760
Sales discounts and sales rebates are predominantly issued in the US. As such, rebates amount to 74% of gross sales in the US (71% in 2019 and 68% in 2018). Provisions for sales rebates includes US Managed Care, Medicare, Medicaid and other minor US rebate types, as well as rebates in a number of European countries and Canada.

Pricing mechanisms in the US market
In the US, sales rebates are paid in connection with public healthcare insurance programmes, namely Medicare and Medicaid, as well as rebates to pharmacy benefit managers (PBMs) and managed healthcare plans. Key customers in the US include private payers, PBMs and government payers. PBMs and managed healthcare plans play a role in negotiating price concessions with drug manufacturers for both the commercial and government channels, and determine which drugs are covered on their formularies (or 'preferred drug lists').

US Managed Care and Medicare
For Managed Care and Medicare, rebates are offered to a number of PBMs and managed healthcare plans. These rebate programmes allow the customer to receive a rebate after attaining certain performance parameters relating to formulary status or pre-established market shares thresholds. Rebates are estimated according to the specific terms in each agreement, historical experience, anticipated channel mix, growth rates and market share information. Novo Nordisk adjusts the provision periodically to reflect actual sales performance. Managed Care and Medicare rebates are generally settled around 100 days from the transaction date.

US wholesaler charge-backs
Wholesaler charge-backs relate to contractual arrangements between Novo Nordisk and indirect customers in the US whereby products are sold at contract prices lower than the list price originally charged to wholesalers. A wholesaler charge-back represents the difference between the invoice price to the wholesaler and the indirect customer’s contract price. Accruals are calculated for estimated charge-backs using a combination of factors such as historical experience, current wholesaler inventory levels, contract terms and the value of claims received but not yet processed. Wholesaler charge-backs are generally settled within 30 days after receipt of claim.

US Medicaid rebates
Medicaid is a government insurance programme. Medicaid rebates have been estimated using a combination of historical experience, product and population growth, price changes, and the impact of contracting strategies. The calculation also involves interpretation of relevant regulations that are subject to changes in interpretative guidance from government authorities. Novo Nordisk adjusts the provision periodically to reflect actual sales performance. Medicaid rebates are generally settled around 150 days from the transaction date.

Other US and non-US discounts and sales returns
Other discounts are provided to distributors, wholesalers, hospitals, pharmacies, etc. They are usually linked to sales volume or provided as cash discounts. Discounts are calculated based on historical data and recorded as a reduction in gross sales at the time the related sales are recorded. Sales returns relate to damaged or expired products.

Other net sales disclosures
In 2020, Novo Nordisk had three major wholesalers distributing products in the US, representing 19%, 13% and 12% respectively of total net sales (19%, 14% and 12% in 2019 and 20%, 13% and 13% in 2018). Sales to these three wholesalers are within both Diabetes and Obesity care and Biopharm.

Net sales to be recognised from fulfilling existing customer contracts containing fixed or minimum sales volumes, with an original term greater than 12 months, are expected to be DKK 431 million within 12 months (DKK 544 million in 2019) and DKK 216 million thereafter (DKK 32 million in 2019).

Novo Nordisk's sales are impacted by exchange rate changes. Refer to note 4.2 for development in key exchange rates.

Accounting policies
Revenue from sale of goods is recognised when Novo Nordisk has transferred control of products sold to the buyer and it is probable that Novo Nordisk will collect the consideration to which it is entitled for transferring the products. Control of the products is transferred at a point in time, typically on delivery. The amount of sales to be recognised is based on the consideration Novo Nordisk expects to receive in exchange for its goods. When sales are recognised, Novo Nordisk also records estimates for a variety of sales deductions, including product returns as well as rebates and discounts to government agencies, wholesalers, health insurance companies, managed healthcare organisations and retail customers. Sales deductions are recognised as a reduction of gross sales to arrive at net sales, by assessing the expected value of the sales deductions (variable consideration). Where contracts contain customer acceptance criteria, Novo Nordisk recognises sales when the acceptance criteria are satisfied.

In some markets, Novo Nordisk sells products on a sale-or-return basis.
Where there is historical experience or a reasonably accurate estimate of future returns, estimated product returns are recorded as a reduction in sales. Where shipments of new products are made on a sale-or-return basis, without sufficient historical experience for estimating sales returns, revenue is recorded based on estimated demand and acceptance rates for well-established products with similar market characteristics. If similar market characteristics do not exist, revenue is recorded when there is evidence of consumption or when the right of return has expired.

Unsettled rebates are recognised as provisions when the timing or amount is uncertain (note 3.6).

Where absolute amounts are known, the rebates are recognised as other liabilities. Wholesaler charge-backs are netted against trade receivable balances.

The impact of foreign currency hedging is recognised in the income statement in financial items. Please refer to notes 4.2, 4.3 and 4.9 for more details on hedging.

Key accounting estimates of sales deductions and provisions for sales rebates
Sales deductions are estimated and provided for at the time the related sales are recorded. These estimates of unsettled rebate, discount and product return obligations require use of significant judgement, as not all conditions are known at the time of sale, for example total sales volume to a given customer.

The estimates are based on analyses of existing contractual obligations and historical experience. Provisions are calculated on the basis of a percentage of sales for each product as defined by the contracts with the various customer groups. Provisions for sales rebates are adjusted to actual amounts as rebates, discounts and returns are processed.

Novo Nordisk considers the provisions established for sales rebates to be reasonable and appropriate based on currently available information. However, the actual amount of rebates and discounts may differ from the amounts estimated by Management as more detailed information becomes available.

Business segments – Key figures
	Diabetes and Obesity care			Biopharm			Total
DKK million	2020	2019	2018	2020	2019	2018	2020	2019	2018
Total net sales	108,020	102,840	93,904	18,926	19,181	17,927	126,946	122,021	111,831
Cost of goods sold	17,715	16,309	14,716	3,217	3,779	2,901	20,932	20,088	17,617
Sales and distribution costs	29,903	28,729	26,396	3,025	3,094	3,001	32,928	31,823	29,397
Research and development costs	13,535	12,128	12,222	1,927	2,092	2,583	15,462	14,220	14,805
Administrative costs	3,387	3,346	3,266	571	661	650	3,958	4,007	3,916
Other operating income, net	264	309	538	196	291	614	460	600	1,152
Operating profit	43,744	42,637	37,842	10,382	9,846	9,406	54,126	52,483	47,248
Operating margin	40.5%	41.5%	40.3%	54.9%	51.3%	52.5%	42.6%	43.0%	42.2%
Depreciation, amortisation and impairment losses expensed	4,624	3,916	3,210	1,129	1,745	715	5,753	5,661	3,925

Novo Nordisk operates in two business segments based on therapies: Diabetes and Obesity care and Biopharm, representing the entirety of the Group's operations.

The segments include research, development, manufacturing and marketing of products within the following areas
– Diabetes and Obesity care: insulin, GLP-1 and related delivery systems, oral antidiabetic products (OAD), obesity and other serious chronic diseases.
– Biopharm: haemophilia, growth disorders and hormone replacement therapy.

Segment performance is evaluated on the basis of operating profit, consistent with the consolidated financial statements. Financial income and expenses, and income taxes are managed at Group level and are not allocated to business segments. There are no sales or other transactions between the business segments. Costs have been split between business segments according to a specific allocation. In addition, a small number of corporate overhead costs are allocated systematically between the segments. Other operating income has been allocated to the two segments based on the same principle.

Accounting policies
Operating segments are reported in a manner consistent with the internal reporting provided to Executive Management and the Board of Directors. We consider Executive Management to be the operating decision-making body, as all significant decisions regarding business development and direction are taken in this forum.
Geographical areas
Sales to external customers attributed to the US are collectively the most material to the Group. The US and Mainland China are the only territories where sales contribute 10% or more of total net sales.

In 2020 Novo Nordisk operated in two main commercial units:
– International Operations
– EMEA: Europe, the Middle East and Africa.
– China: Mainland China, Hong Kong and Taiwan.
– Rest of World: All other countries except for North America.
– North America Operations (the US and Canada)

International Operations was reorganised with effect from 1 April 2020, and the geographical reporting has been amended to reflect the new organisation. Amounts for 2018 and 2019 have been restated. Refer to note 5.6 for an overview of companies in the Novo Nordisk Group based on geographical areas.

The country of domicile is Denmark, which is part of EMEA. Denmark is immaterial to Novo Nordisk’s activities in terms of sales as 99.7 % of total sales are realised outside Denmark. Sales are attributed to geographical areas according to the location of the customer.

Net sales – Business segments and geographical areas
	Total International Operations												Total North America Operations						Total Novo Nordisk net sales
	Total IO			EMEA			China			Rest of World			Total NAO			Of which the US
DKK million	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Diabetes and Obesity care segment:
Long-acting insulin	9,959	9,035	7,942	6,451	5,955	5,289	1,471	1,059	814	2,037	2,021	1,839	8,480	11,741	12,902	7,962	11,271	12,600	18,439	20,776	20,844
– of which Tresiba®	4,407	3,477	2,764	2,574	1,983	1,479	418	87	16	1,415	1,407	1,269	4,561	5,782	5,271	4,191	5,500	5,192	8,968	9,259	8,035
– of which Xultophy®	1,789	1,493	1,085	1,605	1,407	1,060	1	—	—	183	86	25	655	717	529	642	708	528	2,444	2,210	1,614
– of which Levemir®	3,763	4,065	4,093	2,272	2,565	2,750	1,052	972	798	439	528	545	3,264	5,242	7,102	3,129	5,063	6,880	7,027	9,307	11,195
Premix insulin	10,246	9,707	8,862	2,959	3,160	3,034	4,852	4,306	3,783	2,435	2,241	2,045	679	871	1,332	652	839	1,294	10,925	10,578	10,194
– of which Ryzodeg®	1,291	993	714	321	237	152	39	4	—	931	752	562	—	—	—	—	—	—	1,291	993	714
– of which NovoMix®/NovoLog Mix®	8,955	8,714	8,148	2,638	2,923	2,882	4,813	4,302	3,783	1,504	1,489	1,483	679	871	1,332	652	839	1,294	9,634	9,585	9,480
Fast-acting insulin	10,808	10,304	9,332	6,584	6,422	5,931	2,075	1,753	1,450	2,149	2,129	1,951	7,505	8,999	10,021	7,101	8,592	9,634	18,313	19,303	19,353
– of which Fiasp®	832	617	357	764	585	357	—	—	—	68	32	—	553	626	233	519	597	211	1,385	1,243	590
– of which NovoRapid®/NovoLog®	9,976	9,687	8,975	5,820	5,837	5,574	2,075	1,753	1,450	2,081	2,097	1,951	6,952	8,373	9,788	6,582	7,995	9,423	16,928	18,060	18,763
Human insulin	7,339	7,361	7,348	2,370	2,438	2,592	2,655	2,847	2,821	2,314	2,076	1,935	1,534	1,675	1,917	1,431	1,552	1,778	8,873	9,036	9,265
Total insulin	38,352	36,407	33,484	18,364	17,975	16,846	11,053	9,965	8,868	8,935	8,467	7,770	18,198	23,286	26,172	17,146	22,254	25,306	56,550	59,693	59,656
Victoza®	7,095	7,249	6,240	4,251	4,713	4,337	1,033	898	521	1,811	1,638	1,382	11,652	14,685	18,093	11,292	14,217	17,561	18,747	21,934	24,333
Ozempic®	3,634	1,143	39	3,112	969	39	10	—	—	512	174	—	17,577	10,094	1,757	16,650	9,599	1,634	21,211	11,237	1,796
Rybelsus®	36	—	—	36	—	—	—	—	—	—	—	—	1,837	50	—	1,826	50	—	1,873	50	—
Total GLP-1	10,765	8,392	6,279	7,399	5,682	4,376	1,043	898	521	2,323	1,812	1,382	31,066	24,829	19,850	29,768	23,866	19,195	41,831	33,221	26,129
Other Diabetes care	2,946	3,389	3,360	725	1,052	1,064	1,546	1,647	1,672	675	690	624	1,085	858	890	943	705	733	4,031	4,247	4,250
Total Diabetes care	52,063	48,188	43,123	26,488	24,709	22,286	13,642	12,510	11,061	11,933	10,969	9,776	50,349	48,973	46,912	47,857	46,825	45,234	102,412	97,161	90,035
Obesity care (Saxenda®)	2,118	2,083	1,211	1,124	981	547	10	9	1	984	1,093	663	3,490	3,596	2,658	3,230	3,348	2,446	5,608	5,679	3,869
Diabetes and Obesity care total	54,181	50,271	44,334	27,612	25,690	22,833	13,652	12,519	11,062	12,917	12,062	10,439	53,839	52,569	49,570	51,087	50,173	47,680	108,020	102,840	93,904
Biopharm segment:
Haemophilia	5,708	5,946	5,572	3,579	3,646	3,604	361	284	199	1,768	2,016	1,769	3,954	4,335	4,004	3,675	4,031	3,723	9,662	10,281	9,576
– of which NovoSeven®	3,996	4,502	4,424	2,352	2,577	2,694	345	269	194	1,299	1,656	1,536	3,207	3,617	3,457	3,089	3,454	3,278	7,203	8,119	7,881
– of which NovoEight®	1,127	1,143	1,046	790	844	836	16	15	5	321	284	205	335	382	308	312	358	291	1,462	1,525	1,354
Growth disorders (Norditropin®)	4,832	4,225	4,000	2,220	1,960	1,972	66	36	20	2,546	2,229	2,008	2,872	3,050	2,834	2,854	3,035	2,823	7,704	7,275	6,834
Other Biopharm	1,108	1,122	1,017	886	912	817	5	5	4	217	205	196	452	503	500	208	247	262	1,560	1,625	1,517
Biopharm total	11,648	11,293	10,589	6,685	6,518	6,393	432	325	223	4,531	4,450	3,973	7,278	7,888	7,338	6,737	7,313	6,808	18,926	19,181	17,927
Total sales by geographical area	65,829	61,564	54,923	34,297	32,208	29,226	14,084	12,844	11,285	17,448	16,512	14,412	61,117	60,457	56,908	57,824	57,486	54,488	126,946	122,021	111,831
Total sales growth as reported	6.9%	12.1%	2.3%	6.5%	10.2%	2.5%	9.7%	13.8%	5.4%	5.7%	14.6%	(0.3%)	1.1%	6.2%	(1.9%)	0.6%	5.5%	(2.4%)	4.0%	9.1%	0.1%
Research and development costs

DKK million	2020	2019	2018
Employee costs (note 2.4)	6,269	5,968	6,288
Amortisation and impairment losses, intangible assets (note 3.1)	1,025	522	769
Depreciation and impairment losses, property, plant and equipment (note 3.1)	724	783	468
Other research and development costs	7,444	6,947	7,280
Total research and development costs	15,462	14,220	14,805
As percentage of net sales	12.2%	11.7%	13.2%

Novo Nordisk’s research and development is mainly focused on:

– Insulins, GLP-1s and other therapeutic new antidiabetic drugs for diabetes treatment.
– GLP-1s, combinations and new modes of action for Obesity care.
– Blood-clotting factors and new modes of action for treatment of haemophilia and other rare blood disorders.
– Human growth hormone and new modes of action for treatment of growth disorders and other rare endocrine disorders.
– New modes of action including GLP-1 and stem cells for treatment of NASH, cardiovascular disease, Alzheimer's disease, chronic kidney disease and Parkinson's disease, among others.

The research activities mainly utilise biotechnological methods based on advanced protein chemistry and protein engineering. These methods have played a key role in the development of the production technology used to manufacture insulin, GLP-1, recombinant blood-clotting factors and human growth hormone. Research activities further focus on new technology platforms including stem cells and developing RNAi therapies for liver-related cardio-metabolic diseases.

Research and development activities are carried out by Novo Nordisk’s research and development centres, mainly in Denmark, the US, the UK and China. Clinical trials are carried out all over the world. Novo Nordisk also enters into partnerships and licence agreements.
Accounting policies
Novo Nordisk expenses all research costs. In line with industry practice, internal and subcontracted development costs are also expensed as they are incurred, due to significant regulatory uncertainties and other uncertainties inherent in the development of new products. This means that they do not qualify for capitalisation as intangible assets until marketing approval by a regulatory authority is obtained or considered highly probable. Costs for post-approval activities that are required by authorities as a condition for obtaining regulatory approval are recognised as research and development costs.

Research and development costs primarily comprise employee costs, and internal and external costs related to execution of studies, including manufacturing costs and facility costs of the research centres. The costs also comprise amortisation, depreciation and impairment losses related to software and property, plant and equipment used in the research and development activities. Impairment losses recognised on intangible assets not yet available for use related to research and development projects are presented in research and development costs.

Certain research and development activities are recognised outside research and development costs:

– Royalty expenses paid to partners after regulatory approval are expensed as cost of goods sold.
– Royalty income received from partners is recognised as part of other operating income, net.
– Contractual research and development obligations to be paid in the future are disclosed separately as commitments in note 5.2.
Employee costs

DKK million	2020	2019	2018
Wages and salaries	26,778	25,335	25,259
Share-based payment costs (note 5.1)	823	363	414
Pensions – defined contribution plans	1,961	1,910	1,791
Pensions – defined benefit plans (note 3.5)	138	151	73
Other social security contributions	1,862	1,963	1,901
Other employee costs	2,044	2,203	2,087
Total employee costs for the year	33,606	31,925	31,525
Employee costs capitalised as intangible assets and property, plant and equipment	(1,279)	(1,314)	(1,500)
Change in employee costs capitalised as inventories	(60)	(139)	(105)
Total employee costs in the income statement	32,267	30,472	29,920
Included in the income statement:
Cost of goods sold	8,896	8,134	8,164
Sales and distribution costs	14,146	13,463	12,214
Research and development costs	6,269	5,968	6,288
Administrative costs	2,848	2,679	2,755
Other operating income, net	108	228	499
Total employee costs in the income statement	32,267	30,472	29,920

Number of employees	2020	2019	2018
Average number of full-time employees	43,759	42,218	42,881
Year-end number of full-time employees	44,723	42,703	42,672
Employees (total)	45,323	43,258	43,202

Remuneration to Executive Management and Board of Directors
DKK million	2020	2019	2018
Salary and short-term incentive	119	120	102
Pension	26	26	22
Benefits	10	14	4
Long-term incentive[1]	52	40	22
Severance payments	—	—	28
Executive Management in total[2]	207	200	178
Fee to Board of Directors[2]	17	19	17
Total	224	219	195
1. Please refer to note 5.1 for further information.
2. Total remuneration for registered members of Executive Management amounts to DKK 141 million (DKK 135 million in 2019 and DKK 142 million in 2018). All members of the Board of Directors are registered.

Accounting policies
Wages, salaries, social security contributions, annual leave and sick leave, bonuses and non-monetary benefits are recognised in the year in which the associated services are rendered by employees of Novo Nordisk. Where Novo Nordisk provides long-term employee benefits, the costs are accrued to match the rendering of the services by the employees concerned.
Other operating income, net
Accounting policies
Other operating income, net, comprises licence income and income of a secondary nature in relation to the main activities of Novo Nordisk. Licence income from royalties on net sales is recognised as the underlying customers' sale occurs and from sales milestones once the contingent sale milestone is achieved in accordance with the terms of the relevant agreement. Income from the transfer of the right to use intellectual property may contain development or regulatory milestones (variable consideration) on which the income is recognised when the significant uncertainties in achieving the milestones are resolved, due to the significant uncertainties inherent in the development of pharmaceutical products. Operating profit from the wholly owned subsidiary NNE A/S, not related to Novo Nordisk’s main activities, is recognised as other operating income. Other operating income also includes income from sale of intellectual property rights.
Income taxes and deferred income taxes

Income taxes expensed
DKK million	2020	2019	2018
Current tax on profit for the year	11,557	11,275	10,469
Deferred tax on profit for the year	1,105	(1,559)	(1,007)
Tax on profit for the year	12,662	9,716	9,462
Current tax adjustments recognised for prior years	(563)	(191)	(522)
Deferred tax adjustments recognised for prior years	(1,107)	77	47
Income taxes in the income statement	10,992	9,602	8,987
Tax on other comprehensive income for the year, (income)/expense	577	231	(755)

Computation of effective tax rate
DKK million	2020	2019	2018
Statutory corporate income tax rate in Denmark	22.0%	22.0%	22.0%
Deviation in foreign subsidiaries’ tax rates compared to the Danish tax rate (net)	(2.5%)	(2.1%)	(1.9%)
Non-taxable income less non-tax-deductible expenses (net)	(0.2%)	0.1%	(0.2%)
Other adjustments (net)	1.4%	(0.2%)	(1.0%)
Effective tax rate	20.7%	19.8%	18.9%

The deviation in foreign subsidiaries' tax rates from the Danish tax rate is mainly driven by Swiss business activities.

Other adjustments in 2020 comprise of tax related to acquisitions and subsequent transfers of intellectual property rights (around 4%) countered by clarification of tax uncertainties, settlement of tax cases and adjustment of prior years.

Income taxes paid
DKK million	2020	2019	2018
Income taxes paid in Denmark for current year	4,262	7,774	6,640
Income taxes paid outside Denmark for current year	4,508	2,258	2,376
Income taxes paid/repayments relating to prior years	1,336	904	598
Income taxes paid	10,106	10,936	9,614

In 2020, income taxes paid in Denmark and paid outside Denmark are impacted by transfers of intellectual property rights related to acquisitions.

Swiss tax reform
In 2019, a tax reform was passed in Switzerland. The tax reform has a minor positive impact on the effective tax rate, driven by a non-recurring increase to deferred tax assets.

Accounting policies
The tax expense for the period comprises current and deferred tax. It also includes adjustments to previous years and changes in provisions for uncertain tax positions. Tax is recognised in the income statement except to the extent that it relates to items recognised in equity or other comprehensive income.

Provisions for ongoing tax disputes are included as part of deferred tax assets, tax receivables and tax payables.

Deferred income taxes arise from temporary differences between the accounting and tax values of the individual consolidated companies and from realisable tax loss carry-forwards. The tax value of tax loss carry-forwards is included in deferred tax assets to the extent that these are expected to be utilised in future taxable income. The deferred income taxes are measured according to current tax rules and at the tax rates assumed in the year in which the assets are expected to be utilised.

In general, the Danish tax rules related to dividends from group companies provide exemption from tax for most repatriated profits. A provision for withholding tax is only recognised if a concrete distribution of dividends is planned. The unrecognised potential withholding tax amounts to DKK 337 million (DKK 315 million in 2019).

The value of future tax deductions in relation to share programmes is recognised as deferred tax, until the shares are paid out to the employees. Any estimated excess tax deduction compared to the costs realised in the income statement is charged to equity.
Management judgement regarding recognition of deferred income tax assets and provisions for uncertain tax positions
Novo Nordisk is subject to income taxes around the world. Significant judgement and estimates are required in determining the worldwide accrual for income taxes, deferred income tax assets and liabilities, and provisions for uncertain tax positions.

Novo Nordisk recognises deferred income tax assets if it is probable that sufficient taxable income will be available in the future, against which the temporary differences and unused tax losses can be utilised.

Management has considered future taxable income and applied its judgement in assessing whether deferred income tax assets should be recognised.

In the course of conducting business globally, tax and transfer pricing disputes with tax authorities may occur. Management judgement is applied to assess the possible outcome of such disputes. The 'most probable outcome' method is applied when making provisions for uncertain tax positions, and Novo Nordisk considers the provisions made to be adequate. However, the actual obligation may deviate and depends on the result of litigation and settlements with the relevant tax authorities.

Development in deferred income tax assets and liabilities
DKK million	Property, plant and equipment	Intangible assets	Inventories	Liabilities	Other	Offset within countries	Total
2020
Net deferred tax asset/(liability) at 1 January	(1,591)	(718)	1,811	3,452	1,087	—	4,041
Income/(charge) to the income statement	(47)	(2,883)	963	1,449	520		2
Income/(charge) to other comprehensive income	—	92	(216)	16	(469)		(577)
Income/(charge) to equity	—	(92)	—	—	20		(72)
Acquisition of subsidiaries	—	—	—	—	276		276
Effect of exchange rate adjustment	24	1	(2)	(300)	(30)		(307)
Net deferred tax asset/(liability) at 31 December	(1,614)	(3,600)	2,556	4,617	1,404	—	3,363
Classified as follows:
Deferred tax asset at 31 December	755	46	2,568	4,895	2,903	(5,302)	5,865
Deferred tax liability at 31 December	(2,369)	(3,646)	(12)	(278)	(1,499)	5,302	(2,502)

2019
Net deferred tax asset/(liability) at 1 January	(703)	(564)	973	2,402	667	—	2,775
Change in accounting policy, leases	(865)	—	—	865	—		—
Income/(charge) to the income statement	(5)	(155)	820	133	689		1,482
Income/(charge) to other comprehensive income	—	—	18	47	(296)		(231)
Income/(charge) to equity	—	—	—	—	18		18
Disposal of subsidiaries	—	—	—	(18)	—		(18)
Effect of exchange rate adjustment	(18)	1	—	23	9		15
Net deferred tax asset/(liability) at 31 December	(1,591)	(718)	1,811	3,452	1,087	—	4,041
Classified as follows:
Deferred tax asset at 31 December	769	58	3,428	3,580	1,843	(5,557)	4,121
Deferred tax liability at 31 December	(2,360)	(776)	(1,617)	(128)	(756)	5,557	(80)

The total tax value of unrecognised tax loss carry-forwards amounts to DKK 628 million in 2020 (DKK 144 million in 2019).